Inventory (Details) - USD ($) $ in Millions	Sep. 25, 2015	Sep. 26, 2014
Inventories consisted of the following:
Purchased materials and manufactured parts	$ 165	$ 159
Work in process	84	85
Finished goods	378	381
Inventories	$ 627	$ 625